Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Operating activities
Net loss	$ (4,765,130)	$ (4,310,998)	$ (6,245,737)		$ (4,301,517)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	36,906	9,715	12,950		11,649
Finance cost	179,479
Share-based compensation	(29,817)	57,521	97,167		487,738
Straight-line rent expense	(30,633)	(2,069)	(2,758)		(2,757)
Change in fair value of derivative liabilities		(367,277)	(369,158)		71,266
Non-cash interest expense	27,081	671,578	686,334
Research and development costs for intangible assets	14,358	61,019	82,556
Gain on termination of intangible asset	(129,613)
Loss on the sale of Skincare	39,676
Realized loss on sale of investments	397,365
Unrealized gain on investments	(8,438)
Changes in operating assets and liabilities:
Receivables	(81,811)	8,266	(12,969)		(23,218)
Prepaid expenses and deposits	194,882	283,722	65,096		(907,343)
Inventory	124,497	(490,754)	(403,295)		(265,522)
Accounts payable and accrued liabilities	265,541	383,119	207,497		466,891
Customer deposits	(20,496)	2,890	(2,391)		26,521
Due to related parties	(397,728)	206,833	397,728		(120,519)
Cash flows used in operating activities	(4,183,881)	(3,486,435)	(5,486,980)	[1]	(4,556,811)	[1]
Investing activities
Purchase of equipment	(95,594)	(9,160)	(9,160)		(11,191)
Purchase of investments	(1,564,059)		(139,084)
Proceeds from sale of investments	1,246,228
Issuance of promissory note	(127,300)
Purchase of intangible assets	(6,000)	(162,320)	(462,320)
Net cash paid in business combinations	(1,669,787)
Cash flows used in investing activities	(2,216,512)	(171,480)	(610,564)	[1]	(11,191)	[1]
Financing activities
Exercise of Series A warrants, net	1,698,058
Proceeds from the registered direct offering, net	1,245,306
Proceeds from issuance of common stock and warrants, net		6,993,059	6,993,058		1,463,585
Proceeds from issuance of Notes, net		914,442	914,442
Repayment of Notes		(1,150,000)	(1,150,000)
Exercise of stock options					37,500
Proceeds from IPO, net					5,237,805
Repurchase of shares and warrants	(179)
Issuance of common stock under ATM agreement, net	1,672,104
Exercise of replacement warrants, net	1,511,443
Proceeds from the initial Pre-Paid Purchase of ELOC, net	3,990,007
Cash flows provided by financing activities	10,116,739	6,757,501	6,757,500		6,738,890
Effect of exchange rate changes on cash	(237)	(767)	(2,354)		1,062
Increase(decrease) in cash	3,716,109	3,098,819	657,602		2,171,950
Cash, beginning of period	3,984,453	3,326,851	3,326,851		1,154,901
Cash, ending of period	7,700,562	6,425,670	3,984,453		3,326,851
Supplemental cash flow information:
Cash paid for interest	14,389	23,248	69,026		14,397
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued and issuable on acquisition of intangible asset			1,610,778
Conversion of preferred stock to common stock					3,527,701
Derivative liability broker warrants included in share issuance cost for IPO					$ 229,437
Non-cash Investing and Financing transactions:
Common stock issued and issuable on acquisition of intangible asset	43,535	1,610,778
Shares received as proceeds for the sale of Skincare	728,550
Series B preferred shares issues to settle accrued bonus liability	150,000
Consideration payable settled through termination of the agreement	894,151
Commitment shares on the ELOC	$ 306,180

[1]	Refer to Note 4 for disclosure of cash flows used in operating and investing activities of discontinued operations.